Employee Benefits - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 INR (₨) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 INR (₨) yr	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Contribution to defined contribution plans		₨ 8,995.9		₨ 7,549.5	₨ 6,768.5
Pension and post retirement medical plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | yr		14.51	14.51	16.06
Expected contributions to funded plans in Fiscal 2018		₨ 856.3
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | yr		10.7	10.7	10.9
Expected contributions to funded plans in Fiscal 2018		₨ 237.9
Jaguar Pension Plan [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor				120.00%	120.00%
Jaguar Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	113.00%	113.00%	113.00%
Jaguar Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	119.00%	119.00%	119.00%
Jaguar Pension Plan [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor				110.00%	110.00%
Jaguar Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	102.00%	102.00%	102.00%
Jaguar Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	114.00%	114.00%	114.00%
Jaguar Executive Pension Plan [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor				95.00%	95.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	95.00%	95.00%	95.00%
Jaguar Executive Pension Plan [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor				85.00%	85.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	85.00%	85.00%	85.00%
Land Rover Pension Scheme [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor				115.00%	115.00%
Land Rover Pension Scheme [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	108.00%	108.00%	108.00%
Land Rover Pension Scheme [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	113.00%	113.00%	113.00%
Land Rover Pension Scheme [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor				105.00%	105.00%
Land Rover Pension Scheme [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	102.00%	102.00%	102.00%
Land Rover Pension Scheme [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	111.00%	111.00%	111.00%
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | yr		20.1	20.1	21.6
Expected contributions to funded plans in Fiscal 2018		₨ 23,717.1
Allowance for long term improvements, per annum		1.25%	1.25%
Intended period to eliminate the pension scheme funding deficits		10 years	10 years
Contribution rate for defined benefit accrual		31.00%	31.00%
Past service credit		₨ 36,090.1	$ 553.7		₨ (13.8)
Expected net periodic pension cost		₨ 21,203.9
Jaguar Land Rover Pension plan [member] | Level 1 [Member]
Disclosure of defined benefit plans [line items]
Percentage of fair value of plan assets	71.00%	71.00%	71.00%	52.00%
Jaguar Land Rover Pension plan [member] | Level 2 [Member]
Disclosure of defined benefit plans [line items]
Percentage of fair value of plan assets	20.00%	20.00%	20.00%	41.00%
Jaguar Land Rover Pension plan [member] | Level 3 [Member]
Disclosure of defined benefit plans [line items]
Percentage of fair value of plan assets	9.00%	9.00%	9.00%	7.00%
Remeasurements [member] | Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Past service credit	₨ 36,090.1